EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Preferred equity	(a)	$4,090	$4,103
Non-controlling interests	(b)	118,308	119,406
Common equity	(c)	43,796	41,874
		$166,194	$165,383
a)    Preferred Equity
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024
Perpetual preferred shares
Floating rate	3.41%	4.52%	$463	$463
Fixed rate	4.81%	4.82%	739	739
	4.27%	4.70%	1,202	1,202
Fixed rate-reset preferred shares	5.41%	5.04%	2,888	2,901
	5.02%	4.94%	$4,090	$4,103
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2025	2024	2025	2024
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,220,175	10,220,175	$169	$169
Series 4	70% P	3,983,910	3,983,910	45	45
Series 13	70% P	8,792,596	8,792,596	195	195
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,681,088	7,681,088	178	178
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
Series 51	Variable up to P	3,320,486	3,320,486	54	54
				1,202	1,202
Rate-reset preferred shares[1]
Series 24	3.24%	10,808,027	10,808,027	265	265
Series 26	3.85%	9,770,928	9,770,928	240	240
Series 28	4.61%	9,233,927	9,233,927	232	232
Series 30	6.09%	9,787,090	9,787,090	241	241
Series 32[2]	6.74%	11,750,299	11,750,299	297	297
Series 34[3]	6.15%	9,876,735	9,876,735	253	253
Series 38[4]	5.19%	7,906,132	7,906,132	179	179
Series 40[5]	5.83%	11,841,025	11,841,025	271	271
Series 42[6]	5.66%	11,887,500	11,887,500	266	266
Series 44	5.00%	—	9,831,929	—	187
Series 46	5.39%	11,740,797	11,740,797	217	217
Series 48	6.23%	11,885,972	11,885,972	244	244
Series 52	2.75%	1,177,580	1,177,580	9	9
Series 54	5.65%	10,000,000	—	174	—
				2,888	2,901
Total				$4,090	$4,103
1.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively, and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
2.Dividend rate reset commenced October 1, 2023.
3.Dividend rate reset commenced April 1, 2024.
4.Dividend rate reset commenced April 1, 2025
5.Dividend rate reset commenced October 1, 2024.
6.Dividend rate reset commenced July 1, 2025.
P – Prime Rate

The company is authorized to issue an unlimited number of Class A preferred shares and an unlimited number of Class AA preferred shares, issuable in series. No Class AA preferred shares have been issued.
The Class A preferred shares are entitled to preference over the Class A and Class B Limited Voting Shares (“Class A and B shares”) on the declaration of dividends and other distributions to shareholders. All series of the outstanding preferred shares have a par value of C$25.00 per share, except for Series 51 and Series 52, which have a par value of C$22.44 and C$22.00, respectively.
b)    Non-controlling Interests
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2025	2024
Common equity[1]	$113,480	$114,389
Preferred equity[2]	4,828	5,017
Total	$118,308	$119,406
1. These are participating equity within controlled subsidiaries related to non-controlling interests.
2. These are preferred equity within publicly listed controlled subsidiaries.
Further information on non-controlling interests is provided in Note 4 Subsidiaries.
c)    Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2025	2024
Common share capital	$10,839	$10,806
Contributed surplus	148	114
Retained earnings	16,665	17,066
Ownership changes	5,470	5,045
Accumulated other comprehensive income	10,674	8,843
Common equity	$43,796	$41,874
The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A shares") and 85,120 Class B Limited Voting Shares ("Class B shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
On October 9, 2025, the company completed a three-for-two stock split of the company’s outstanding Class A shares. All share count and per share disclosures are presented on a post-split basis.
The holders of the company’s Class A shares and Class B shares received cash dividends during 2025 of $0.24 per share (2024 – $0.21 per share).
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2025[3]	2024[3]
Class A shares[1]	2,244,618,516	2,259,740,012
Class B shares	85,120	85,120
Shares outstanding[1]	2,244,703,636	2,259,825,132
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	138,541,660	143,708,096
Total diluted shares	2,383,245,296	2,403,533,228
1.Net of 183,590,069 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2025 (December 31, 2024 – 157,179,232).
2.Includes management share option plan and escrowed stock plan.
3.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2025[4]	2024[4]
Outstanding, beginning of year[1]	2,259,825,132	2,285,186,188
Issued (Repurchased)
Issuances	2,646,634	5,027,036
Repurchases	(25,321,660)	(40,015,467)
Long-term share ownership plans[2]	7,385,246	9,557,620
Dividend reinvestment plan and other	168,284	69,755
Outstanding, end of year[3]	2,244,703,636	2,259,825,132
1.Net of 157,179,232 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 122,774,707).
2.Includes management share option plan and restricted stock plan.
3.Net of 183,590,069 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2025 (December 31, 2024 – 157,179,232).
4.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Net income attributable to shareholders	$1,307	$641
Preferred share dividends	(167)	(168)
Net income available to shareholders	1,140	473
Dilutive impact of exchangeable shares	12	12
Net income available to shareholders including dilutive impact of exchangeable shares	$1,152	$485

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025[1]	2024[1]
Weighted average – Class A and Class B shares	2,247.4	2,267.3
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	120.4	109.5
Class A and Class B shares and share equivalents	2,367.8	2,376.8
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
Share-Based Compensation
The expense arising from share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Expense arising from equity-settled share-based payment transactions	$120	$103
Expense arising from cash-settled share-based payment transactions	197	410
Total expense arising from share-based payment transactions	317	513
Effect of hedging program	(194)	(407)
Total expense included in consolidated income	$123	$106
The company’s share-based payment plans are described below.
Equity-settled Share-based Awards
Management Share Option Plan
Options issued under the company’s Management Share Option Plan (“MSOP”) vest over a period of up to five years, expire ten years after the grant date and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. For the year ended December 31, 2025, the total expense incurred with respect to MSOP totaled $15 million (2024 – $15 million).
The changes in the number of options during 2025 and 2024 were as follows:

	NYSE
	Number of Options (000’s)[1,2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2025	45,736	US$	19.09
Granted	1,350		40.19
Exercised	(10,506)		14.29
Cancelled	(123)		29.17
Outstanding as at December 31, 2025	36,457	US$	21.21
1.Options to acquire NYSE listed Class A shares.
2.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	NYSE
	Number of Options (000’s)[1,2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	59,618	US$	17.54
Granted	1,747		26.69
Exercised	(15,281)		13.72
Cancelled	(348)		27.31
Outstanding as at December 31, 2024	45,736	US$	19.09
1.Options to acquire NYSE listed Class A shares.
2.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The weighted-average fair value of options granted for the year ended December 31, 2025 was $11.89 (2024 – $8.34), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2025	2024
Weighted-average share price	US$	40.19	26.69
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	31.3	35.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	0.8	1.0
Risk-free rate	%	4.4	4.2
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
As at December 31, 2025, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$11.13 – US$13.42	1.0 years	5,600	—	5,600
US$14.70 – US$16.10	2.7 years	11,948	—	11,948
US$21.10 – US$24.24	4.9 years	9,160	1,605	10,765
US$26.69 – US$31.08	6.6 years	3,443	3,366	6,809
US$40.19	9.2 years	—	1,335	1,335
		30,151	6,306	36,457
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
As at December 31, 2024, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$9.74 – US$11.13	1.1 years	3,916	—	3,916
US$12.28 – US$14.70	2.5 years	15,213	—	15,213
US$16.10 – US$21.10	4.2 years	8,664	152	8,816
US$23.71 – US$31.08	6.6 years	9,191	8,600	17,791
		36,984	8,752	45,736
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
Escrowed Stock Plan
The Escrowed Stock Plan (the “ES Plan”) provides executives with indirect ownership of Class A shares. Under the ES Plan, executives are granted common shares (the “ES Shares”) in one or more private companies that own Class A shares. The Class A shares are purchased on the open market with the purchase cost funded by the company. The ES Shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES Shares will be exchanged for Class A shares issued by the company based on the market value of Class A shares at the time of the exchange.
During 2025, 2.3 million Class A shares were purchased in respect of ES shares granted to executives under the ES Plan (2024 – 24.6 million Class A shares) during the year. For the year ended December 31, 2025, the total expense incurred with respect to the ES Plan totaled $51 million (2024 – $36 million).
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2025 was $11.89 (2024 – $8.34), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2025	2024
Weighted-average share price	US$	40.19	26.69
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	31.3	35.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	0.80	1.0
Risk-free rate	%	4.4	4.2
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2025 and 2024 was as follows:

	Number of Units (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2025	84,616	$24.31
Granted	2,287	40.19
Exercised	(1,819)	25.11
Cancelled	(2,394)	26.69
Outstanding as at December 31, 2025	82,690	$24.67
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	Number of Units (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	62,006	$23.36
Granted	24,563	26.69
Exercised	(1,937)	23.80
Cancelled	(16)	28.12
Outstanding as at December 31, 2024	84,616	$24.31
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
Restricted Stock Plan
The Restricted Stock Plan awards executives and employees with Class A shares purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
During 2025, Brookfield granted 1.8 million Class A shares (2024 – 2.6 million) pursuant to the terms and conditions of the Restricted Stock Plan, resulting in the recognition of $54 million (2024 – $52 million) of compensation expense.
Cash-settled Share-based Awards
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit Plan and Restricted Share Unit Plan provide for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on common shares based on the market value of the common shares at the time of the dividend. Participants are not allowed to convert DSUs and RSUs into cash until retirement or cessation of employment.
The value of the DSUs, when converted to cash, will be equivalent to the market value of the common shares at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of common shares at the time the conversion takes place and the market price on the date the RSUs are granted. The company uses equity derivative contracts to offset its exposure to the change in share prices in respect of vested and unvested DSUs and RSUs. The fair value of the vested DSUs and RSUs as at December 31, 2025 was $1.2 billion (2024 – $1.1 billion).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. The amount payable by the company in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For the year ended December 31, 2025, employee compensation expense totaled $3 million (2024 – $3 million), net of the impact of hedging arrangements.
During the year ended December 31, 2024, the RSU plan was terminated and all participants received cash or other financial instruments equivalent to the fair value at the date of settlement. As the RSUs have been settled, the fair value is $nil as at December 31, 2025 (2024 – $nil).
The change in the number of DSUs and RSUs during 2025 and 2024 were as follows:

DSUs
Number of Units (000’s)[1]
Outstanding as at January 1, 2025	29,201
Granted and reinvested	294
Exercised and cancelled	(3,296)
Outstanding as at December 31, 2025	26,199
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	DSUs	RSUs
	Number of Units (000’s)[1]	Number of Units (000’s)[1]		Weighted- Average Exercise Price
Outstanding as at January 1, 2024	31,426	20,518	C$	4.07
Granted and reinvested	330	—		—
Exercised and cancelled	(2,555)	(20,518)		4.07
Outstanding as at December 31, 2024	29,201	—	C$	—
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2025	Dec. 31, 2024
Share price on date of measurement	C$	63.02	55.08
Share price on date of measurement	US$	45.89	38.30